Schedule of Investments (unaudited)
September 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
RTX Corp.	88,837	$ 10,763,491
Automobile Components — 1.1%
Aptiv PLC(a)	136,761	9,848,160
Banks — 2.1%
JPMorgan Chase & Co.(b)	90,184	19,016,198
Beverages — 1.0%
Diageo PLC, ADR	63,175	8,865,980
Broadline Retail — 6.0%
Amazon.com, Inc.(a)(b)	297,380	55,410,815
Capital Markets — 2.7%
Intercontinental Exchange, Inc.(b)	152,979	24,574,547
Chemicals — 3.8%
Air Products and Chemicals, Inc.	64,629	19,242,639
Corteva, Inc.(b)	271,241	15,946,258
		35,188,897
Communications Equipment — 2.2%
Ciena Corp.(a)	334,527	20,603,518
Consumer Finance — 1.7%
Discover Financial Services	112,101	15,726,649
Consumer Staples Distribution & Retail — 1.4%
Dollar Tree, Inc.(a)	189,314	13,312,560
Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(a)	40,456	14,981,666
Entertainment — 2.8%
Electronic Arts, Inc.	113,675	16,305,542
TKO Group Holdings, Inc., Class A(a)	81,832	10,123,437
		26,428,979
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(a)(b)	57,117	26,288,670
Ground Transportation — 1.0%
Uber Technologies, Inc.(a)	126,890	9,537,052
Health Care Providers & Services — 7.3%
Cardinal Health, Inc.	173,186	19,140,517
Elevance Health, Inc.	24,548	12,764,960
Humana, Inc.	32,931	10,430,565
Tenet Healthcare Corp.(a)	90,414	15,026,807
UnitedHealth Group, Inc.	17,917	10,475,711
		67,838,560
Household Durables — 2.4%
Sony Group Corp., ADR	229,458	22,158,759
Security	Shares	Value
Insurance — 2.5%
Fidelity National Financial, Inc., Class A	188,411	$ 11,692,787
Reinsurance Group of America, Inc.(b)	52,872	11,519,222
		23,212,009
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	277,210	45,975,278
Meta Platforms, Inc., Class A(b)	65,029	37,225,201
		83,200,479
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	201,967	15,587,813
Life Sciences Tools & Services — 4.0%
Avantor, Inc.(a)	444,265	11,493,135
ICON PLC(a)	40,931	11,759,886
Thermo Fisher Scientific, Inc.	22,854	14,136,799
		37,389,820
Machinery — 4.4%
Fortive Corp.	230,048	18,157,689
Otis Worldwide Corp.(b)	95,555	9,931,987
Westinghouse Air Brake Technologies Corp.	72,234	13,129,974
		41,219,650
Media — 2.2%
Comcast Corp., Class A(b)	489,359	20,440,525
Oil, Gas & Consumable Fuels — 3.2%
BP PLC, ADR	306,478	9,620,344
ConocoPhillips(b)	93,414	9,834,626
Shell PLC	311,129	10,093,562
		29,548,532
Pharmaceuticals — 4.2%
Novo Nordisk A/S, Class B, ADR(c)	157,170	18,714,232
Sanofi SA, ADR	354,533	20,431,737
		39,145,969
Professional Services — 1.2%
Dun & Bradstreet Holdings, Inc.	978,696	11,264,791
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.(a)(d)	123,439	20,253,871
Applied Materials, Inc.(b)	62,974	12,723,897
Marvell Technology, Inc.	302,569	21,821,276
Micron Technology, Inc.	115,365	11,964,504
NVIDIA Corp.	323,268	39,257,665
		106,021,213
Software — 8.6%
Microsoft Corp.(b)(d)	184,809	79,523,313
Specialized REITs — 1.9%
Crown Castle, Inc.	150,397	17,841,596
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.(b)	184,934	43,089,622
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Skechers USA, Inc., Class A(a)	145,706	$ 9,750,646
Total Long-Term Investments — 101.1% (Cost: $549,541,043)		937,780,479
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	640,280	640,857
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(e)(f)	7,859,700	7,859,700
Total Short-Term Securities — 0.9% (Cost: $8,500,557)		8,500,557
Total Investments Before Options Written — 102.0% (Cost: $558,041,600)		946,281,036
Options Written — (1.9)% (Premiums Received: $(13,008,242))		(17,764,140)
Total Investments, Net of Options Written — 100.1% (Cost: $545,033,358)		928,516,896
Liabilities in Excess of Other Assets — (0.1)%		(954,509)
Net Assets — 100.0%		$ 927,562,387

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 639,911 (a)	$ —	$ 946	$ —	$ 640,857	640,280	$ 1,769 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	12,932,953	—	(5,073,253)(a)	—	—	7,859,700	7,859,700	407,893	—
SL Liquidity Series, LLC, Money Market Series(c)	397,512	—	(397,857)(a)	305	40	—	—	215 (b)	—
				$ 1,251	$ 40	$ 8,500,557		$ 409,877	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	241	10/04/24	USD	185.00	USD	4,491	$ (76,517)
Apple, Inc.	269	10/04/24	USD	235.00	USD	6,268	(38,198)
Comcast Corp., Class A	703	10/04/24	USD	41.00	USD	2,936	(63,270)
ConocoPhillips	115	10/04/24	USD	115.00	USD	1,211	(1,380)
Discover Financial Services	203	10/04/24	USD	139.00	USD	2,848	(58,870)
Intercontinental Exchange, Inc.	361	10/04/24	USD	154.25	USD	5,799	(232,061)
JPMorgan Chase & Co.	141	10/04/24	USD	225.00	USD	2,973	(282)
Marvell Technology, Inc.	53	10/04/24	USD	76.00	USD	382	(1,458)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Meta Platforms, Inc., Class A	93	10/04/24	USD	530.00	USD	5,324	$ (400,830)
Micron Technology, Inc.	14	10/04/24	USD	113.00	USD	145	(280)
Novo Nordisk A/S, Class B, ADR	203	10/04/24	USD	139.00	USD	2,417	(8,526)
Sony Group Corp., ADR	230	10/04/24	USD	96.00	USD	2,221	(33,925)
Uber Technologies, Inc.	412	10/04/24	USD	75.00	USD	3,097	(53,148)
UnitedHealth Group, Inc.	44	10/04/24	USD	590.00	USD	2,573	(16,830)
Advanced Micro Devices, Inc.	75	10/11/24	USD	160.00	USD	1,231	(57,375)
Alphabet, Inc., Class A	53	10/11/24	USD	165.00	USD	879	(18,815)
Amazon.com, Inc.	385	10/11/24	USD	185.00	USD	7,174	(173,250)
Berkshire Hathaway, Inc., Class B	209	10/11/24	USD	485.00	USD	9,619	(6,270)
BP PLC, ADR	553	10/11/24	USD	35.00	USD	1,736	(7,189)
Cardinal Health, Inc.	14	10/11/24	USD	113.00	USD	155	(1,540)
Comcast Corp., Class A	682	10/11/24	USD	41.00	USD	2,849	(75,020)
Discover Financial Services	307	10/11/24	USD	146.00	USD	4,307	(17,653)
Marvell Technology, Inc.	110	10/11/24	USD	80.00	USD	793	(2,090)
Meta Platforms, Inc., Class A	66	10/11/24	USD	525.00	USD	3,778	(325,380)
Micron Technology, Inc.	120	10/11/24	USD	99.00	USD	1,245	(72,300)
Microsoft Corp.	495	10/11/24	USD	420.00	USD	21,300	(673,200)
Novo Nordisk A/S, Class B, ADR	304	10/11/24	USD	137.00	USD	3,620	(16,872)
NVIDIA Corp.	113	10/11/24	USD	130.00	USD	1,372	(10,679)
NVIDIA Corp.	70	10/11/24	USD	120.00	USD	850	(32,025)
RTX Corp.	445	10/11/24	USD	123.00	USD	5,392	(40,940)
Advanced Micro Devices, Inc.	65	10/18/24	USD	165.00	USD	1,067	(39,975)
Air Products and Chemicals, Inc.	64	10/18/24	USD	290.00	USD	1,906	(64,000)
Alphabet, Inc., Class A	229	10/18/24	USD	175.00	USD	3,798	(17,748)
Amazon.com, Inc.	336	10/18/24	USD	185.00	USD	6,261	(181,440)
Apple, Inc.	329	10/18/24	USD	235.00	USD	7,666	(118,440)
Applied Materials, Inc.	72	10/18/24	USD	190.00	USD	1,455	(114,660)
Aptiv PLC	443	10/18/24	USD	70.00	USD	3,190	(163,910)
BP PLC, ADR	553	10/18/24	USD	34.00	USD	1,736	(4,701)
Ciena Corp.	653	10/18/24	USD	60.00	USD	4,022	(174,677)
Cognizant Technology Solutions Corp., Class A	207	10/18/24	USD	77.50	USD	1,598	(26,392)
ConocoPhillips	115	10/18/24	USD	115.00	USD	1,211	(2,358)
Corteva, Inc.	922	10/18/24	USD	52.49	USD	5,420	(660,240)
Diageo PLC, ADR	130	10/18/24	USD	135.00	USD	1,824	(86,450)
Elevance Health, Inc.	90	10/18/24	USD	550.00	USD	4,680	(29,700)
Fortive Corp.	759	10/18/24	USD	75.00	USD	5,991	(322,575)
Humana, Inc.	63	10/18/24	USD	380.00	USD	1,995	(7,718)
ICON PLC	29	10/18/24	USD	330.00	USD	833	(3,480)
Intercontinental Exchange, Inc.	359	10/18/24	USD	150.00	USD	5,767	(375,155)
JPMorgan Chase & Co.	156	10/18/24	USD	225.00	USD	3,289	(9,750)
Micron Technology, Inc.	120	10/18/24	USD	100.00	USD	1,245	(75,000)
Microsoft Corp.	238	10/18/24	USD	425.00	USD	10,241	(267,750)
Novo Nordisk A/S, Class B, ADR	304	10/18/24	USD	140.00	USD	3,620	(3,344)
NVIDIA Corp.	117	10/18/24	USD	140.00	USD	1,421	(5,148)
NVIDIA Corp.	78	10/18/24	USD	120.00	USD	947	(44,460)
Otis Worldwide Corp.	280	10/18/24	USD	95.00	USD	2,910	(249,200)
Sanofi SA, ADR	1,088	10/18/24	USD	54.01	USD	6,270	(432,141)
Skechers USA, Inc., Class A	430	10/18/24	USD	65.00	USD	2,878	(129,000)
Tenet Healthcare Corp.	246	10/18/24	USD	160.00	USD	4,089	(223,860)
Thermo Fisher Scientific, Inc.	75	10/18/24	USD	630.00	USD	4,639	(67,500)
TKO Group Holdings, Inc., Class A	274	10/18/24	USD	125.00	USD	3,390	(74,665)
Uber Technologies, Inc.	412	10/18/24	USD	77.50	USD	3,097	(68,392)
UnitedHealth Group, Inc.	54	10/18/24	USD	580.00	USD	3,157	(109,215)
Westinghouse Air Brake Technologies Corp.	236	10/18/24	USD	165.00	USD	4,290	(417,720)
Zebra Technologies Corp., Class A	143	10/18/24	USD	360.00	USD	5,296	(225,225)
Alphabet, Inc., Class A	118	10/25/24	USD	160.00	USD	1,957	(109,740)
Amazon.com, Inc.	234	10/25/24	USD	200.00	USD	4,360	(31,356)
Apple, Inc.	333	10/25/24	USD	225.00	USD	7,759	(365,467)
Applied Materials, Inc.	200	10/25/24	USD	205.00	USD	4,041	(146,000)
Avantor, Inc.	367	10/25/24	USD	28.50	USD	949	(12,845)
Cardinal Health, Inc.	14	10/25/24	USD	114.00	USD	155	(1,190)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Electronic Arts, Inc.	393	10/25/24	USD	152.50	USD	5,637	$ (19,650)
JPMorgan Chase & Co.	156	10/25/24	USD	225.00	USD	3,289	(14,430)
Marvell Technology, Inc.	738	10/25/24	USD	78.00	USD	5,322	(75,645)
Microsoft Corp.	302	10/25/24	USD	435.00	USD	12,995	(254,435)
Novo Nordisk A/S, Class B, ADR	210	10/25/24	USD	137.00	USD	2,500	(6,825)
NVIDIA Corp.	78	10/25/24	USD	120.00	USD	947	(51,480)
NVIDIA Corp.	30	10/25/24	USD	116.00	USD	364	(27,150)
Sony Group Corp., ADR	228	10/25/24	USD	93.00	USD	2,202	(110,580)
Thermo Fisher Scientific, Inc.	73	10/25/24	USD	640.00	USD	4,516	(59,495)
Advanced Micro Devices, Inc.	353	11/01/24	USD	175.00	USD	5,792	(195,032)
Alphabet, Inc., Class A	108	11/01/24	USD	170.00	USD	1,791	(51,030)
Amazon.com, Inc.	348	11/01/24	USD	190.00	USD	6,484	(234,030)
Applied Materials, Inc.	137	11/01/24	USD	200.00	USD	2,768	(153,782)
Avantor, Inc.	521	11/01/24	USD	27.50	USD	1,348	(19,538)
Berkshire Hathaway, Inc., Class B	163	11/01/24	USD	460.00	USD	7,502	(157,295)
BP PLC, ADR	886	11/01/24	USD	33.00	USD	2,781	(40,313)
Cardinal Health, Inc.	159	11/01/24	USD	111.00	USD	1,757	(51,675)
ConocoPhillips	377	11/01/24	USD	106.00	USD	3,969	(124,410)
Discover Financial Services	218	11/01/24	USD	145.00	USD	3,058	(105,730)
Electronic Arts, Inc.	345	11/01/24	USD	145.00	USD	4,949	(134,550)
JPMorgan Chase & Co.	136	11/01/24	USD	215.00	USD	2,868	(56,440)
Meta Platforms, Inc., Class A	204	11/01/24	USD	535.00	USD	11,678	(1,089,360)
Micron Technology, Inc.	285	11/01/24	USD	96.00	USD	2,956	(290,700)
Microsoft Corp.	167	11/01/24	USD	440.00	USD	7,186	(161,155)
NVIDIA Corp.	177	11/01/24	USD	130.00	USD	2,149	(60,622)
RTX Corp.	132	11/01/24	USD	121.00	USD	1,599	(51,480)
UnitedHealth Group, Inc.	18	11/01/24	USD	590.00	USD	1,052	(34,155)
Fidelity National Financial, Inc., Class A	347	11/06/24	USD	60.64	USD	2,153	(90,784)
Cardinal Health, Inc.	159	11/08/24	USD	111.00	USD	1,757	(56,445)
Meta Platforms, Inc., Class A	59	11/08/24	USD	630.00	USD	3,377	(71,537)
NVIDIA Corp.	96	11/08/24	USD	130.00	USD	1,166	(42,240)
Air Products and Chemicals, Inc.	64	11/15/24	USD	300.00	USD	1,906	(78,080)
Alphabet, Inc., Class A	600	11/15/24	USD	170.00	USD	9,951	(354,000)
Amazon.com, Inc.	388	11/15/24	USD	190.00	USD	7,230	(317,190)
Apple, Inc.	286	11/15/24	USD	230.00	USD	6,664	(311,740)
Aptiv PLC	445	11/15/24	USD	75.00	USD	3,204	(155,750)
Ciena Corp.	685	11/15/24	USD	59.78	USD	4,219	(255,157)
Cognizant Technology Solutions Corp., Class A	196	11/15/24	USD	76.25	USD	1,513	(73,282)
Comcast Corp., Class A	963	11/15/24	USD	42.50	USD	4,022	(151,672)
Corteva, Inc.	842	11/15/24	USD	57.10	USD	4,950	(286,175)
Diageo PLC, ADR	122	11/15/24	USD	133.65	USD	1,712	(113,026)
Elevance Health, Inc.	69	11/15/24	USD	550.00	USD	3,588	(65,205)
Fortive Corp.	739	11/15/24	USD	72.51	USD	5,833	(659,835)
ICON PLC	52	11/15/24	USD	320.00	USD	1,494	(18,070)
Intercontinental Exchange, Inc.	282	11/15/24	USD	165.00	USD	4,530	(83,895)
Marvell Technology, Inc.	309	11/15/24	USD	75.00	USD	2,229	(108,150)
NVIDIA Corp.	78	11/15/24	USD	125.00	USD	947	(55,770)
NVIDIA Corp.	387	11/15/24	USD	129.00	USD	4,700	(214,785)
Sanofi SA, ADR	613	11/15/24	USD	60.71	USD	3,533	(68,304)
Skechers USA, Inc., Class A	517	11/15/24	USD	70.00	USD	3,460	(142,175)
Tenet Healthcare Corp.	375	11/15/24	USD	170.00	USD	6,233	(337,500)
TKO Group Holdings, Inc., Class A	257	11/15/24	USD	125.00	USD	3,179	(145,205)
Westinghouse Air Brake Technologies Corp.	234	11/15/24	USD	180.00	USD	4,253	(189,540)
Zebra Technologies Corp., Class A	120	11/15/24	USD	350.00	USD	4,444	(402,600)
Micron Technology, Inc.	14	12/20/24	USD	125.00	USD	145	(4,410)
							$ (16,462,269)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Shell PLC	Goldman Sachs International	18,400	10/03/24	GBP	27.73	GBP	446	$ —
Reinsurance Group of America, Inc.	UBS AG	17,400	10/09/24	USD	213.74	USD	3,791	(81,381)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	9,100	10/15/24	USD	115.22	USD	1,080	(43,557)
Shell PLC	Goldman Sachs International	76,900	10/17/24	GBP	25.98	GBP	1,866	(3,537)
Dun & Bradstreet Holdings, Inc.	Citibank N.A.	98,300	10/21/24	USD	12.02	USD	1,131	(20,849)
Fidelity National Financial, Inc., Class A	Morgan Stanley & Co. International PLC	90,200	10/21/24	USD	57.10	USD	5,598	(483,926)
Shell PLC	Bank of America N.A.	69,900	10/22/24	GBP	26.40	GBP	1,696	(2,823)
NVIDIA Corp.	JPMorgan Chase Bank N.A.	4,600	10/30/24	USD	115.59	USD	559	(45,698)
Reinsurance Group of America, Inc.	Morgan Stanley & Co. International PLC	16,900	10/30/24	USD	217.25	USD	3,682	(83,996)
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	34,100	11/01/24	USD	95.26	USD	3,544	(354,833)
NVIDIA Corp.	Morgan Stanley & Co. International PLC	4,500	11/05/24	USD	124.07	USD	546	(29,582)
NVIDIA Corp.	JPMorgan Chase Bank N.A.	4,500	11/07/24	USD	115.48	USD	546	(50,985)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	10,500	11/08/24	USD	121.13	USD	1,246	(32,033)
Shell PLC	UBS AG	40,600	11/14/24	GBP	24.65	GBP	985	(30,649)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	10,400	11/19/24	USD	121.13	USD	1,234	(38,022)
								$ (1,301,871)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 10,763,491	$ —	$ —	$ 10,763,491
Automobile Components	9,848,160	—	—	9,848,160
Banks	19,016,198	—	—	19,016,198
Beverages	8,865,980	—	—	8,865,980
Broadline Retail	55,410,815	—	—	55,410,815
Capital Markets	24,574,547	—	—	24,574,547
Chemicals	35,188,897	—	—	35,188,897
Communications Equipment	20,603,518	—	—	20,603,518
Consumer Finance	15,726,649	—	—	15,726,649
Consumer Staples Distribution & Retail	13,312,560	—	—	13,312,560
Electronic Equipment, Instruments & Components	14,981,666	—	—	14,981,666
Entertainment	26,428,979	—	—	26,428,979
Financial Services	26,288,670	—	—	26,288,670
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Ground Transportation	$ 9,537,052	$ —	$ —	$ 9,537,052
Health Care Providers & Services	67,838,560	—	—	67,838,560
Household Durables	22,158,759	—	—	22,158,759
Insurance	23,212,009	—	—	23,212,009
Interactive Media & Services	83,200,479	—	—	83,200,479
IT Services	15,587,813	—	—	15,587,813
Life Sciences Tools & Services	37,389,820	—	—	37,389,820
Machinery	41,219,650	—	—	41,219,650
Media	20,440,525	—	—	20,440,525
Oil, Gas & Consumable Fuels	19,454,970	10,093,562	—	29,548,532
Pharmaceuticals	39,145,969	—	—	39,145,969
Professional Services	11,264,791	—	—	11,264,791
Semiconductors & Semiconductor Equipment	106,021,213	—	—	106,021,213
Software	79,523,313	—	—	79,523,313
Specialized REITs	17,841,596	—	—	17,841,596
Technology Hardware, Storage & Peripherals	43,089,622	—	—	43,089,622
Textiles, Apparel & Luxury Goods	9,750,646	—	—	9,750,646
Short-Term Securities
Money Market Funds	8,500,557	—	—	8,500,557
	$936,187,474	$10,093,562	$—	$946,281,036
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (13,591,264)	$ (4,172,876)	$ —	$ (17,764,140)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust